Right-of-use assets - Additional Information (Details) $ in Thousands	1 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Nov. 30, 2023 vessel TEU	Sep. 30, 2023 USD ($) vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) TEU vessel	Dec. 31, 2021 USD ($)
Operating Lease Right Of Use Assets [Line Items]
Amortization expense				$ 93,790,000,000	$ 99,600,000,000	$ 125,800,000,000
Vessels
Operating Lease Right Of Use Assets [Line Items]
Lease financing, number of vessels | vessel		1	4		4
Capacity of vessels purchased | TEU		14,000			10,000
Pre-determined purchase price per vessel			$ 52,690
Vessels | Forecast
Operating Lease Right Of Use Assets [Line Items]
Pre-determined purchase price per vessel	$ 61,600